CONSOLIDATED SEGMENT DATA (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION, BY SEGMENT

Selected information in the segment structure is presented in the following tables:

	Garment	Logistics Services	Property management and leasing	Epidemic prevention supplies	Corporate and other	Totals
Revenue from external customers	2,069,141	1,108,042	1,109,248	-	-	4,286,431
Intersegment revenue	2,417	-	-	-	-	2,417
Interest income	1,860	21	81	-	5	1,967
Interest expense	1,993	165	-	-	74	2,232
Depreciation and amortization	659	27,240	4,597	1,490	-	33,986
Operating income (loss)	123,629	4,863	57,211	-	(109,003)	76,700
Segment assets	6,384,543	2,559,283	9,256,608	76,691	1,688,876	19,966,001
Expenditures for segment assets	-	76,650	27,585	-	-	104,235

Selected information in the segment structure is presented in the following tables:

	Garment	Logistics Services	Property management and leasing	Epidemic prevention supplies	Corporate and other	Totals
Revenue from external customers	6,896,410	4,580,733	1,278,517	11,979,099	-	24,734,759
Intersegment revenue	2,304	-	-	-	-	2,304
Interest income	23	0	8	-	199	230
Interest expense	16,787	795	7	-	1,553	19,142
Depreciation and amortization	5,036	90,549	-	5,429	-	101,014
Operating income (loss)	327,161	191,730	4,220	(3,280,313)	(850,972)	(3,608,174)
Segment assets	4,410,466	2,236,574	9,316,090	33,737	2,342,379	18,424,084
Expenditures for segment assets	79,460	326,391	-	-	-	405,851

SCHEDULE OF REVENUE AND LONG-LIVED ASSETS, BY GEOGRAPHICAL LOCATION

The Company operates predominantly in China. In presenting information on the basis of geographical location, revenue is based on the geographical location of customers and long-lived assets are based on the geographical location of the assets.

Geographic Information

	Revenues	Long-Lived Assets
China	4,286,431	9,817,118
Total	4,286,431	9,817,118
Geographic Information
	Revenues	Long-Lived Assets
China	13,131,787	10,426,602
United States	11,602,972	-
Total	24,734,759	10,426,602